Equity-Based Compensation - Restricted common units - Other (Details) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 28, 2020 employee installment shares	Mar. 31, 2023 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock based compensation expenses | $			$ 0.6	$ 0.5	$ 0.4
Restricted common units
Share-Based Compensation Arrangement by Share-Based Payment Award
Units granted (in shares)		1,093,471	1,145,000
Units outstanding		2,209,699	1,127,000
Granted Fair Value | $			$ 13.1
Stock based compensation expenses | $			$ 1.7
Period to recognized compensation cost			3 years
Units outstanding, intrinsic value | $			$ 15.1
Shares available for issuance			3,400,000
Restricted Awards
Share-Based Compensation Arrangement by Share-Based Payment Award
Vested			475,032
Units outstanding			475,032
Common shares issued upon vesting of restricted common shares			330,000
Volatility rate	40.00%
Risk free interest rate	1.14%
Discount rate	30.00%
Stock based compensation expenses | $			$ 0.3	$ 0.8	$ 1.2
Compensation cost not yet recognized | $			$ 0.1
Restricted Awards | Executive employee
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of executive | employee	3
Number of shares issued for each unit	0.1049203474320
Number of installments | installment	3
Vesting period	3 years